Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2025
Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.16%
Past 5 years	10.66%
Past 10 years	8.94%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.24%
Past 5 years	9.19%
Past 10 years	7.91%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.80%
Past 5 years	8.21%
Past 10 years	7.08%
RS005
Average Annual Return:
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%